Income Taxes - Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current
Foreign	$ 665	$ (589)
Deferred
Foreign	3,638	0
Total	$ 4,303	$ (589)